Franklin Real Estate Securities Trust
Statement of Investments (unaudited), July 31, 2020
Franklin Real Estate Securities Fund
See Notes to Statements of Investments. Quarterly Statement of Investments
1
a a
Country Shares a Value
a
Common Stocks 99.7%
Diversified REITs 2.1%
VEREIT, Inc. ......................................... United States 1,326,162 $ 8,633,315
Health Care REITs 6.5%
Healthpeak Properties, Inc. .............................. United States 479,799 13,093,715
Physicians Realty Trust ................................. United States 311,838 5,625,557
Welltower , Inc. ....................................... United States 146,268 7,834,114
26,553,386
Hotel & Resort REITs 2.6%
Host Hotels & Resorts, Inc. .............................. United States 278,615 3,003,470
MGM Growth Properties LLC, A ........................... United States 227,066 6,207,984
Summit Hotel Properties, Inc. ............................ United States 283,233 1,467,147
10,678,601
Hotels, Resorts & Cruise Lines 0.6%
Extended Stay America, Inc. ............................. United States 212,590 2,425,652
Industrial REITs 14.6%
Americold Realty Trust ................................. United States 197,729 7,978,365
First Industrial Realty Trust, Inc. .......................... United States 51,010 2,240,359
Prologis, Inc. ......................................... United States 325,152 34,277,524
Rexford Industrial Realty, Inc. ............................ United States 222,589 10,446,102
Terreno Realty Corp. ................................... United States 74,352 4,517,628
59,459,978
Office REITs 9.6%
Alexandria Real Estate Equities, Inc. ....................... United States 107,993 19,174,157
Boston Properties, Inc. ................................. United States 59,016 5,257,735
Cousins Properties, Inc. ................................ United States 267,356 8,213,176
Kilroy Realty Corp. .................................... United States 113,976 6,641,382
39,286,450
Real Estate Services 0.9%
a
CBRE Group, Inc., A ................................... United States 80,960 3,546,858
a
Residential REITs 15.7%
American Campus Communities, Inc. ...................... United States 116,099 4,137,768
American Homes 4 Rent, A .............................. United States 447,944 12,990,376
AvalonBay Communities, Inc. ............................ United States 87,556 13,406,575
Camden Property Trust ................................. United States 110,941 10,074,552
Equity LifeStyle Properties, Inc. ........................... United States 216,497 14,791,075
UDR, Inc. ........................................... United States 246,304 8,916,205
64,316,551
Retail REITs 8.9%
Realty Income Corp. ................................... United States 214,250 12,865,712
Regency Centers Corp. ................................. United States 168,984 6,933,414
Retail Properties of America, Inc., A ........................ United States 372,432 2,368,668
Simon Property Group, Inc. .............................. United States 78,415 4,889,175
Spirit Realty Capital, Inc. ................................ United States 223,603 7,705,359
Weingarten Realty Investors ............................. United States 85,016 1,450,373
36,212,701
Specialized REITs 38.2%
American Tower Corp. .................................. United States 123,073 32,170,051
Crown Castle International Corp. .......................... United States 151,253 25,213,875
Equinix , Inc. ......................................... United States 45,285 35,570,462
Extra Space Storage, Inc. ............................... United States 137,212 14,179,488

Franklin Real Estate Securities Trust
Statement of Investments (unaudited)
Franklin Real Estate Securities Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.
2
See Abbreviations on page 4 .
a a
Country Shares a Value
a
Common Stocks
(continued)
Specialized REITs (continued)
Jernigan Capital, Inc. .................................. United States 47,500 $ 665,475
Life Storage, Inc. ...................................... United States 28,459 2,792,682
Public Storage ....................................... United States 5,232 1,045,772
QTS Realty Trust, Inc., A ................................ United States 119,976 8,632,273
SBA Communications Corp. ............................. United States 76,039 23,689,190
Weyerhaeuser Co. .................................... United States 437,681 12,171,909
156,131,177
Total Common Stocks (Cost $300,469,911) .....................................
407,244,669
Short Term Investments 0.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.4%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 1,797,872 1,797,872
Total Money Market Funds (Cost $1,797,872) ...................................
1,797,872
Total Short Term Investments (Cost $1,797,872 ) .................................
1,797,872
a
Total Investments (Cost $302,267,783) 100.1% ..................................
$409,042,541
Other Assets, less Liabilities (0.1)% ...........................................
(394,386)
Net Assets 100.0% ...........................................................
$408,648,155
a
Non-income producing.
b
See Note 5regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Real Estate Securities Trust

Notes to Statement of Investments (unaudited)
1. Organization
Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin Real Estate Securities Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
The Fund invests a large percentage of its total assets in Real Estate Investment Trust securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

Franklin Real Estate Securities Trust
Notes to Statement of Investments (unaudited)
4
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended July 31, 2020, the Fund held investments in affiliated management investment companies as follows:
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At July 31, 2020, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Statement of Investments.
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Real Estate Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $3,139,130 $14,817,665 $(16,158,923) $ — $ — $ 1,797,872 1,797,872 $ —
Total Affiliated Securities .... $3,139,130 $14,817,665 $(16,158,923) $— $— $1,797,872 $—
Selected Portfolio
REIT Real Estate Investment Trust
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.